Segment Information - Reconciliation of Reportable Segments (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of operating segments [line items]
Net sales	$ 466,621	R$ 1,808,064	R$ 1,835,212	R$ 1,685,151
Cost of sales	(358,687)	(1,389,842)	(1,247,014)	(1,144,231)
Segment gross profit	107,934	418,222	588,198	540,920
Salaries and employees' benefits	(55,260)	(214,121)	(189,229)	(210,612)
Marketing expenses	(53,063)	(205,608)	(204,009)	(172,100)
Operating lease	(7,258)	(28,123)	(27,463)	(26,897)
Credit card fees	(9,243)	(35,813)	(35,245)	(30,827)
Information technology services	(7,491)	(29,021)	(36,830)	(36,600)
Amortization and depreciation	(14,974)	(58,022)	(31,487)	(30,738)
Consulting	(7,307)	(28,312)	(12,980)	(9,680)
Allowance for doubtful accounts	(3,359)	(13,014)	(25,443)	(6,227)
Sales commissions and royalties	(4,748)	(18,399)	(16,979)	(12,980)
Facilities expenses	(3,759)	(14,564)	(15,465)	(15,410)
Other selling, general and administrative expenses	(6,941)	(26,904)	(43,313)	(41,332)
Other operating (expense) income, net	(2,403)	(9,312)	(3,933)	(5,251)
Total operating expenses	(175,806)	(681,213)	(642,376)	(598,654)
Financial income	3,878	15,026	28,996	28,285
Financial expenses	(21,478)	(83,223)	(129,040)	(104,795)
Monetary correction gain (loss), net	2,476	9,595
Loss before income tax	(82,996)	(321,593)	(154,222)	(134,244)
Income tax expense	(52)	(202)
Net loss	(83,048)	(321,795)	(154,222)	(134,244)
Argentina [member]
Disclosure of operating segments [line items]
Net sales	32,544	126,101	141,745	130,746
Cost of sales	(28,251)	(109,466)	(114,114)	(100,531)
Segment gross profit	4,293	16,635	27,631	30,215
Salaries and employees' benefits	(4,863)	(18,845)	(20,125)	(18,152)
Marketing expenses	(4,208)	(16,306)	(18,392)	(19,108)
Operating lease	(566)	(2,195)	(2,094)	(2,214)
Credit card fees	(1,082)	(4,192)	(5,032)	(5,255)
Information technology services	(172)	(665)	(712)	(883)
Amortization and depreciation	(282)	(1,094)	(634)	(798)
Consulting	(160)	(620)	(684)	(680)
Allowance for doubtful accounts	0	0
Sales commissions and royalties	(243)	(940)	(910)	(959)
Facilities expenses	(280)	(1,084)	(1,280)	(1,390)
Other selling, general and administrative expenses	(962)	(3,728)	(3,948)	(5,465)
Other operating (expense) income, net	(465)	(1,803)	(28)	(103)
Total operating expenses	(13,283)	(51,472)	(53,839)	(55,007)
Financial income	110	427	500	731
Financial expenses	(3,273)	(12,684)	(10,002)	(11,616)
Monetary correction gain (loss), net	2,476	9,595
Loss before income tax	(9,677)	(37,499)	(35,710)	(35,677)
Income tax expense	(52)	(202)
Net loss	(9,729)	(37,701)	(35,710)	(35,677)
Reportable segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Net sales	434,077	1,681,963	1,693,467	1,554,405
Cost of sales	(330,437)	(1,280,376)	(1,132,900)	(1,043,700)
Segment gross profit	103,640	401,587	560,567	510,705
Salaries and employees' benefits	(49,929)	(193,466)	(167,655)	(191,140)
Marketing expenses	(48,626)	(188,416)	(184,836)	(152,759)
Operating lease	(6,692)	(25,928)	(25,369)	(24,683)
Credit card fees	(8,161)	(31,621)	(30,213)	(25,572)
Information technology services	(6,474)	(25,082)	(30,064)	(29,473)
Amortization and depreciation	(10,607)	(41,104)	(27,503)	(27,777)
Consulting	(4,868)	(18,861)	(10,081)	(7,785)
Allowance for doubtful accounts	(3,359)	(13,014)	(25,443)	(6,227)
Sales commissions and royalties	(4,505)	(17,459)	(16,069)	(12,021)
Facilities expenses	(3,479)	(13,480)	(14,185)	(14,020)
Other selling, general and administrative expenses	(5,571)	(21,587)	(38,445)	(35,803)
Other operating (expense) income, net	(1,935)	(7,502)	(3,849)	(5,146)
Total operating expenses	(154,206)	(597,520)	(573,712)	(532,406)
Financial income	3,752	14,539	27,672	26,642
Financial expenses	(18,150)	(70,329)	(116,947)	(93,178)
Monetary correction gain (loss), net	0	0
Loss before income tax	(64,964)	(251,723)	(102,420)	(88,237)
Income tax expense	0	0
Net loss	(64,964)	(251,723)	(102,420)	(88,237)
Reconciling items (corporate and others) [member]
Disclosure of operating segments [line items]
Net sales	0	0
Cost of sales	0	0
Segment gross profit	0	0
Salaries and employees' benefits	(467)	(1,810)	(1,449)	(1,320)
Marketing expenses	(229)	(886)	(781)	(233)
Operating lease	0	0
Credit card fees	0	0
Information technology services	(845)	(3,274)	(6,054)	(6,244)
Amortization and depreciation	(4,084)	(15,824)	(3,350)	(2,163)
Consulting	(2,279)	(8,831)	(2,215)	(1,215)
Allowance for doubtful accounts	0	0
Sales commissions and royalties	0	0
Facilities expenses	0	0
Other selling, general and administrative expenses	(410)	(1,589)	(920)	(64)
Other operating (expense) income, net	(2)	(7)	(56)	(2)
Total operating expenses	(8,316)	(32,221)	(14,825)	(11,241)
Financial income	15	60	824	912
Financial expenses	(54)	(210)	(2,091)	(1)
Monetary correction gain (loss), net	0	0
Loss before income tax	(8,355)	(32,371)	(16,092)	(10,330)
Income tax expense	0	0
Net loss	$ (8,355)	R$ (32,371)	R$ (16,092)	R$ (10,330)